Related Party Transactions and Balances (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Relationships with Related Parties

Nature of relationships with related parties

Name	Relationship with the Company
Grow World LPF	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC	Entity controlled by Mr. Lok and Ms. Yao
Solowin Investment Limited	An associate of the Company until November 19, 2025
i-Golden Data Wealth Limited	Entity indirectly controlled by Mr. Lok
Solowin Digital Horizon SP	Entity controlled by Mr. Lok
Solomon Global Select Fund SPC	Entity controlled by Mr. Lok
Solowin Infinity Growth SP	Entity controlled by Mr. Lok
Vast Space Limited	Entity controlled by Mr. Lok
Well Insight Limited	Shareholder of the Company
Firewood Group Limited	Entity controlled by Mr. Zhu
Mr. Lok	Shareholder and director of the Company
Ms. Yao	Shareholder and director of the Company
Mr. Zhu	Shareholder and director of a subsidiary of the Company

Related parties transactions

		For the six months ended September 30,
Name	Nature	2025	2024
		$’000	$’000
Grow World LPF	Asset management income	-	1
Grow World II LPF	Asset management income	28	78
Solomon Capital Fund SPC	Asset management income	300	301
Total asset management income		328	380

Balance with related parties

Name	Nature	As of September 30, 2025	As of March 31, 2025
		$’000	$’000
Grow World II LPF	Receivable from customers	30	4
Solomon Capital Fund SPC	Receivable from customers	247	42
Total receivable from customers		277	46

Grow World II LPF	Amount due from related parties	6	-
Solomon Capital Fund SPC	Amount due from related parties	11	12
i-Golden Data Wealth Limited	Amount due from related parties	97	-
Solowin Digital Horizon SP	Amount due from related parties	13	-
Solomon Global Select Fund SPC	Amount due from related parties	76	-
Solowin Infinity Growth SP	Amount due from related parties	3	-
Vast Space Limited	Amount due from related parties	12	-
Well Insight Limited	Amount due from related parties	7	-
Firewood Group Limited	Amount due from related parties	9	-
		234	12

Solowin Investment Limited	Amount due to a related party	(1)	-

Mr. Lok	Amount due to directors	(50)	(382)
Ms. Yao	Amount due to directors	(50)	(569)
Mr. Zhu	Amount due from a director of a subsidiary	18	-
		(82)	(951)

Schedule of Remuneration to Senior Management

Remuneration to senior management for the six months ended September 30, 2025 and 2024 were:

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Salaries and other short-term employee benefits	296	275
Payments to defined contribution pension schemes	3	6
Total	299	281